Fair Value Measurement - Schedule of Inputs Related to the Black Scholes Model for the Valuation of the Fair Value of Warrants (Details) - Warrant [Member]		Jun. 30, 2024	Dec. 31, 2023
Expiration of warrant [Member]
Schedule of Inputs Related to the Black Scholes Model for the Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants		3.4	3.9
Fair market value per share [Member]
Schedule of Inputs Related to the Black Scholes Model for the Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	[1]	1.79	3
Exercise price [Member]
Schedule of Inputs Related to the Black Scholes Model for the Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	[1]	41.25	41.25
Risk-free rate [Member]
Schedule of Inputs Related to the Black Scholes Model for the Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants		4.48	3.92
Dividend yield [Member]
Schedule of Inputs Related to the Black Scholes Model for the Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants
Standard derivation in the value of stock [Member]
Schedule of Inputs Related to the Black Scholes Model for the Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants		132	132.8

[1]	Effective on January 26, 2024, The Group changed the ratio of the ADSs to Class A ordinary shares from the then ADS ratio of one ADS to sixteen (16) Class A ordinary shares to a new ADS ratio of one ADS representing two hundred and forty (240) Class A ordinary shares. Fair market value per share and exercise price as of December 31, 2023 have been retroactively adjusted to reflect the change in ratio for all periods presented.